Income Taxes (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Taxes Details Narrative
Non-Capital Losses Carried Forward	$ 1,482,464
Income taxes rate	26.00%	25.75%